Operating Lease (Details) - Schedule of Maturities of Lease Liabilities	Dec. 31, 2023 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
For the year ending December 31, 2024	$ 832,395
For the year ending December 31, 2025	814,940
For the year ending December 31, 2026	222,256
Total lease payments	1,869,591
Less: Imputed interest	(103,744)
Present value of lease liabilities	$ 1,765,847